Stockholders' Equity, Private Placement (Details) - Common Shares [Member] - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Aug. 04, 2025	Dec. 31, 2025
Stockholders' Equity [Abstract]
Shares issued (in shares)	[1]		372,441
Private Placement [Member]
Stockholders' Equity [Abstract]
Shares issued (in shares)		320
Offering price (in dollars per share)		$ 4,680
Aggregate gross proceeds		$ 1,500

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)